Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2025
Buildings and improvements on freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	50 years
Leasehold buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated useful life of Property, plant and equipment	50 years or period of lease, whichever is shorter
Bottom of range [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	2 years
Bottom of range [member] | Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	2 years
Bottom of range [member] | Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	4 years
Top of range [member] | Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [member] | Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [member] | Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of Property, plant and equipment	11 years